SHARE-BASED PAYMENT (Schedule of Assumptions Used to Estimate Fair Value of Share Options Granted) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		49.86%	50.11%
Expected volatility, minimum	50.39%
Expected volatility, maximum	54.38%
Risk-free interest rate		2.60%	1.34%
Risk-free interest rate, minimum	0.65%
Risk-free interest rate, maximum	1.64%
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate		0.00%	0.00%
Suboptimal early exercise factor		$ 2.2	$ 2.0
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeiture rate	0.00%
Suboptimal early exercise factor	$ 2.2
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeiture rate	5.00%
Suboptimal early exercise factor	$ 2.8